SUBSEQUENT EVENTS (Details Narrative) - USD ($)						2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2021	Oct. 05, 2021	Jan. 12, 2021	Jun. 10, 2020	Sep. 17, 2019	Mar. 01, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Debentures converted to common stock							$ 2,568,000	$ 933,000	$ 1,310,000	$ 331,000
Reverse Stock Split				the Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock	the Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock
Common stock, shares issued							9,579,879		2,478,848	12,160
Common stcok, shares outstanding							9,579,879		2,478,848	12,160
Issuance of Common Stock upon Conversion of Debentures, shares							729,333
Principal amount of debenture converted							$ 87,520
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse Stock Split	1-for-75 Reverse Stock Split	Company effectuated a reverse split of the Company’s issued and outstanding common stock at an exchange ratio of 1-for-75, effective on that date.
Common stock, shares issued	10,309,212
Common stcok, shares outstanding	10,309,212
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion basis common stock	Each outstanding share of Inspyr Therapeutics Common Stock, par value $0.0001 per share (“Inspyr Common Stock”), automatically converted into one share of Common Stock of Rebus Holdings, having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Therapeutics Common Stock immediately prior to the Reorganization;
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis	Each outstanding share of Inspyr Series A Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series A Stock”), automatically converted into one share of Series A Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series A Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series A Stock immediately prior to the Reorganization;
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis	Each outstanding share of Inspyr Series B Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series B Stock”), automatically converted into one share of Series B Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series B Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series B Stock immediately prior to the Reorganization;
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis	Each outstanding share of Inspyr Series C Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series C Stock”), automatically converted into one share of Series C Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series C Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series C Stock immediately prior to the Reorganization;
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis	Each outstanding share of Inspyr Series D Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series D Stock”), automatically converted into one share of Series D Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series D Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series D Stock immediately prior to the Reorganization;
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis	Each outstanding share of Inspyr Series E Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series E Stock”), automatically converted into one share of Series E Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series E Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series E Stock immediately prior to the Reorganization; and
Subsequent Event [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis	Each outstanding share of Inspyr Series F Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series F Stock”), automatically converted into one share of Series F Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series F Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series F Stock immediately prior to the Reorganization.
Subsequent Event [Member] | Investors [Member] | Cash [Member]
Subsequent Event [Line Items]
Debt securities			$ 500,000
Subsequent Event [Member] | Claire Thom [Member]
Subsequent Event [Line Items]
Directors fees waive						$ 204,500
Directors fees waive description						(i) the payment of $40,000 (of which $20,000 was paid in November 2020 and $20,000 in February 2021) and (ii) immediately prior to the announcement that the Company has received approval from the FDA to commence its first Phase 1 clinical trial after March 1, 2021, a common stock purchase option with a Black Scholes’ value of $40,000, having an exercise price equal to the closing price on the day preceding the announcement, and a term of 10 years.
Board fee						$ 5,000
Subsequent Event [Member] | Scott Ogilvie [Member]
Subsequent Event [Line Items]
Directors fees waive						$ 231,167
Directors fees waive description						(i) the payment of $60,000 (of which $30,000 was paid in November 2020 and $30,000 in February 2021) and (ii) immediately prior to the announcement that the Company has received approval from the FDA to commence its first Phase 1 clinical trial after March 1, 2021, a common stock purchase option with a Black Scholes’ value of $40,000, having an exercise price equal to the closing price on the day preceding the announcement, and a term of 10 years.
Board fee						$ 5,000
Subsequent Event [Member] | Senior Convertible debentures [Member]
Subsequent Event [Line Items]
Principal amount			$ 500,000
Number of common shares issued upon conversion of debentures			4,248,864
Debentures converted to common stock			$ 1,964,500
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Description of convertible debentures			The Debenture (i) is non-interest bearing, (ii) has a maturity date of January 12, 2022, (iii) is convertible into shares of common stock (“Common Stock”) of the Company at the election of the Investor at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) has a conversion price equal to the lesser of $24.75 and 85% of the lowest Volume Weighted Average Price (VWAP) during the five (5) Trading Days immediately prior to the conversion date